Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	5,898,568
Proposed Maximum Offering Price per Unit	30.455
Maximum Aggregate Offering Price	$ 179,640,888.44
Fee Rate	0.0087%
Amount of Registration Fee	$ 15,628.76
Offering Note	1 Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall cover any additional shares of Common Stock, no par value per share (the "Common Stock"), of Korsana Biosciences, Inc. (the "Registrant") as may become issuable under the Korsana Biosciences, Inc. 2026 Stock Incentive Plan (the "2026 Plan") by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2026 Plan. The proposed maximum aggregate offering price has been calculated pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Capital Market, on November 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	193,780
Proposed Maximum Offering Price per Unit	26.20
Maximum Aggregate Offering Price	$ 5,077,036.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 441.70
Offering Note	2 Represents stock options outstanding under the 2026 Plan. The proposed maximum aggregate offering price has been calculated pursuant to Rule 457(h) of the Securities Act, based on the weighted-average exercise price of such outstanding options of $26.20 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	550,512
Proposed Maximum Offering Price per Unit	30.455
Maximum Aggregate Offering Price	$ 16,765,842.96
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,458.63
Offering Note	3 Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall cover any additional shares of Common Stock as may become issuable under the Korsana Biosciences, Inc. 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2026 ESPP. The proposed maximum aggregate offering price has been calculated pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Capital Market, on November 5, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	7,083,328
Proposed Maximum Offering Price per Unit	6.71
Maximum Aggregate Offering Price	$ 47,529,130.88
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,135.03
Offering Note	4 Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall cover any additional shares of Common Stock as may become issuable under the assumed stock options outstanding under the Korsana Biosciences, Inc. 2025 Equity Incentive Plan (as amended, the "2025 Plan") by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2025 Plan. The proposed maximum aggregate offering price has been calculated pursuant to Rule 457(h) of the Securities Act, based on the weighted-average exercise price of such outstanding options of $6.71 per share.